UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                11/9/2012
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            81
                                         ------------
Form 13F Information Table Value Total:       518,341
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
AGIC EQUITY & CONV INCOME FD  COM		00119P102    4977    284730   SH       SOLE     NONE     284730
ALLIANCEBERNSTEIN INCOME FD   COM	        01881E101   29032   3360193   SH       SOLE     NONE    3360193
ALPS ETF TR 	              ALERIAN MLP	00162Q866    6788    409645   SH       SOLE     NONE     409645
BANK OF AMERICA CORP          COM	        060505104     161     18226   SH       SOLE     NONE      18226
BERKSHIRE HATHAWAY INC DEL    CL B NEW	        084670702     600      6800   SH       SOLE     NONE       6800
BLACKROCK CREDIT ALL INC TR   COM               092508100   23203   1636333   SH       SOLE     NONE    1636333
BLACKROCK CREDIT ALL INC TR   COM               09255H105    8388    726836   SH       SOLE     NONE     726836
BLACKROCK CREDIT ALL IN TR    COM SHS	        09249V103     754     62270   SH       SOLE     NONE      62270
BLACKROCK ENH CAP & INC FD    COM	        09256A109    3495    267410   SH       SOLE     NONE     267410
BLACKROCK ENHANCED EQT DIV    COM	        09251A104    8153   1078502   SH       SOLE     NONE    1078502
BLACKROCK INTL GRWTH & INC    COM BENE INTER	092524107     664     91148   SH       SOLE     NONE      91148
BLACKROCK RES & COMM STRAT    SHS	        09257A108     862     59218   SH       SOLE     NONE      59218
CFS BANCORP INC 	      COM	        12525D102     112     20510   SH       SOLE     NONE      20510
CHEVRON CORP NEW              COM       	166764100     466      4000   SH       SOLE     NONE       4000
CITIGROUP INC	              COM NEW	        172967424     263      8024   SH       SOLE     NONE       8024
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106    1870    159840   SH       SOLE     NONE     159840
COHEN & STEERS INFRASTRUCTUR  COM	        19248A109     185     10141   SH       SOLE     NONE      10141
EATON VANCE ENHAN EQTY INCOME COM	        278274105     681     61420   SH       SOLE     NONE      61420
EATON VANCE RISK MNGD DIV EQ  COM	        27829G106   23637   2244716   SH       SOLE     NONE    2244716
EATON VANCE SH TM DR DIVR     COM	        27828V104     483     27415   SH       SOLE     NONE      27415
EATON VANCE TAX MGD DIV EQ    COM       	27828N102   31495   3311779   SH       SOLE     NONE    3311779
EATON VANCE TAX MNGD GLB EQTY COM	        27829F108   15678   1779584   SH       SOLE     NONE    1779584
EATON VANCE TX MNG BY WRT OP  COM	        27828Y108   16835   1294021   SH       SOLE     NONE    1294021
EATON VANCE TXMGD GL BUYWR O  COM	        27829C105     540     48627   SH       SOLE     NONE      48627
ELLSWORTH FUND LTD	      COM               289074106    2380    323863   SH       SOLE     NONE     323863
GDL FUND 	              COM SH BEN IT	361570104     802     67906   SH       SOLE     NONE     173966
GENERAL ELECTRIC CO	      COM	        369604103     228     10059   SH       SOLE     NONE      10059
GUGGENHEIM ENHANCED EQUITY    COM               40167K100    4112    235354   SH       SOLE     NONE     235354
GULF RESOURCES INC	      COM PAR $0.0005	40251W309      19     17300   SH       SOLE     NONE      17300
INTEL CORP	              COM	        458140100     349     15418   SH       SOLE     NONE      15418
INTERVEST BANCSHARES CORP     COM	        460927106      78     20600   SH       SOLE     NONE      20600
ISHARES 	              MSCI GLB GOLD	464286335    8171    359495   SH       SOLE     NONE     359495
ISHARES 	              S&P 100 IDX FD	464287101   47729    718167   SH       SOLE     NONE     718167
ISHARES 	              BARCLYS SH TREA	464288679    5996     54399   SH       SOLE     NONE      54399
ISHARES 	              IBOXX INV CPBD	464287242   10413     85512   SH       SOLE     NONE      85512
ISHARES 	              MSCI JAPAN	464286848     177     19283   SH       SOLE     NONE      19283
JOHNSON & JOHNSON	      COM	        478160104     353      5120   SH       SOLE     NONE       5120
JPMORGAN CHASE & CO	      COM	        46625H100     223      5500   SH       SOLE     NONE       5500
LIBERTY ALL STAR EQUITY FUND  SH BEN INT	530158104   21595   4471055   SH       SOLE     NONE    4471055
LIBERTY ALL-STAR GROWTH FD    COM	        529900102    1022    241631   SH       SOLE     NONE     241631
LOEWS CORP	              COM	        540424108     710     17200   SH       SOLE     NONE      17200
MACQUARIE GLBL INFRA TOTL RT  COM	        55608D101    3945    205988   SH       SOLE     NONE     205988
MARKET VECTORS ETF TR	      GOLD MINER ETF	57060U100     369      6864   SH       SOLE     NONE       6864
MERCK & CO. INC NEW	      COM	        58933Y105     282      6260   SH       SOLE     NONE       6260
MFS CHARTER INCOME TR	      SH BEN INT	552727109     170     16781   SH       SOLE     NONE      16781
MFS MULTIMARKET INCOME TR     SH BEN INT	552737108    5728    783541   SH       SOLE     NONE     783541
MICROSOFT CORP	              COM	        594918104     446     15000   SH       SOLE     NONE      15000
MORGAN STANLEY ASIA PAC FD    COM	        61744U106     418     29889   SH       SOLE     NONE      29889
NEW GERMANY FUND	      COM	        644465106     229     15710   SH       SOLE     NONE      15710
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109     350     20800   SH       SOLE     NONE      20800
NUVEEN CREDIT STRATEGIES INCM COM SHS	        67073D102   29827   3068590   SH       SOLE     NONE    3068590
NUVEEN EQTY PRM OPPORTUNITY   COM	        6706EM102    6359    503888   SH       SOLE     NONE     503888
NUVEEN EQUITY PREM & GROWTH   COM	        6706EW100    2898    213086   SH       SOLE     NONE     213086
NUVEEN EQUITY PREM ADV FD     COM	        6706ET107    3170    250425   SH       SOLE     NONE     250425
NUVEEN EQUITY PREM INCOME FD  COM	        6706ER101    5058    402093   SH       SOLE     NONE     402093
OMNIAMERICAN BANCORP INC      COM	        68216R107     546     24000   SH       SOLE     NONE      24000
PFIZER INC	              COM	        717081103     319     12850   SH       SOLE     NONE      12850
POWERSHARES ETF TRUST II      SENIOR LN PORT	73936Q769   11399    456883   SH       SOLE     NONE     456883
PROSHARES                     PSHS ULSHT SP500  74347R883   15140    277699   SH       SOLE     NONE     277699
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT	746922103     602     45500   SH       SOLE     NONE      45500
REDWOOD TRUST INC	      COM	        758075402     145     10001   SH       SOLE     NONE      10001
ROYCE VALUE TRUST INC	      COM	        780910105   24049   1839998   SH       SOLE     NONE    1839998
SELECT SECTOR SPDR TR	      SBI INT-ENERGY	81369Y506    8519    116005   SH       SOLE     NONE     116005
SELECT SECTOR SPDR TR	      TECHNOLOGY	81369Y803    7801    253083   SH       SOLE     NONE     253083
SELECT SECTOR SPDR TR 	      SBI INT-UTILS	81369Y886     391     10758   SH       SOLE     NONE      10758
SPDR INDEX SHS FDS 	      EURO STOXX 50	78463X202     226      7280   SH       SOLE     NONE       7280
SPDR SERIES TRUST	      BRCLYS 1-3MT ETF	78464A680    1209     26388   SH       SOLE     NONE      26388
SPDR SERIES TRUST	      BRCLYS YLD ETF	78464A417    7097    176501   SH       SOLE     NONE     176501
SPECIAL OPPORTUNITIES FUND    COM	        84741T104   20453   1306058   SH       SOLE     NONE    1306058
SUPERVALU INC	              COM	        868536103      31     13000   SH       SOLE     NONE      13000
TRI-CONTINENTAL CORP	      COM	        895436103   23153   1427446   SH       SOLE     NONE    1427446
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835   25304    297172   SH       SOLE     NONE     297172
VANGUARD INTL EQUITY INDEX    MSCI EMR MKT ETF	922042858     202      4841   SH       SOLE     NONE       4841
VANGUARD SCOTTSDALE FDS       INT-TERM CORP	92206C870     999     11400   SH       SOLE     NONE      11400
VANGUARD WORLD FDS	      ENERGY ETF	92204A306     221      2064   SH       SOLE     NONE       2064
VERIZON COMMUNICATIONS INC    COM	        92343V104     251      5500   SH       SOLE     NONE       5500
VIRTUS TOTAL RETURN FD	      COM	        92829A103     396    101012   SH       SOLE     NONE     101012
WESTERN ASSET INFLN MGMT FD   COM	        95766U107    2766    145446   SH       SOLE     NONE     145446
ZBB ENERGY CORP	              COM	        98876R204	3     11100   SH       SOLE     NONE      11100
ZWEIG FUND INC	              COM NEW	        989834205   11225    886613   SH       SOLE     NONE     886613
ZWEIG TOTAL RETURN FUND INC   COM NEW	        989837208   12966   1024145   SH       SOLE     NONE    1024145
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